Long-Term Debt (Details Narrative)	1 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended
	Jan. 19, 2022 USD ($)	Feb. 10, 2020 USD ($)	Apr. 05, 2022 USD ($)	May 31, 2021 USD ($)	Jul. 01, 2022	Jun. 30, 2022 USD ($)	Jun. 16, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Oct. 13, 2021 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 20, 2021 USD ($)	May 20, 2021 USD ($)	May 12, 2021 USD ($)	Nov. 27, 2019 USD ($)	Nov. 19, 2019 USD ($)
Line of Credit Facility [Line Items]
Repayments of Debt						$ 276,671,000		$ 146,855,000
Amount drawn down						60,000,000		461,805,000
Long-Term Debt						$ 1,125,684,000						$ 1,085,576,000
Number of vessels secured to notes						65
Fees and related costs deferred						$ 9,605,000						13,790,000
Debt Instrument, Covenant Description						Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with, or remedied.
Debt Instrument, Covenant Compliance						As of June 30, 2022, and December 31, 2021, the Company was in compliance with its debt covenants.
$54.0 Million Sale and Leaseback agreement – CMBFL [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						3.25%
Description of Scope						to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624.
Outstanding amount						$ 45,900,000
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Amount drawn down						$ 54,000,000
Drawn down date						May 2021
Sale Leaseback Transaction, Date						May 20, 2021
Finance Lease, Liability															$ 54,000,000
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid						$ 19,980,000
Finance Lease Liability Maturity Date						May 2028
Property, Plant and Equipment, Additions				$ 75,000,000
Advance hire				21,000,000
Fees and related costs deferred												945,000
$14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						4.64%
Description of Scope						to finance the acquisition of GSL Violetta delivered in April 2021
Outstanding amount						$ 11,559,000
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Sale Leaseback Transaction, Date						May 12, 2021
Finance Lease, Liability																$ 14,735,000
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid						$ 950,000
Finance Lease Liability Maturity Date						February 2026
Sale Leaseback Transaction, Net Proceeds, Financing Activities				$ 14,735,000
Fees and related costs deferred												191,000
Twelve Vessels [Member]
Line of Credit Facility [Line Items]
Property, Plant and Equipment, Additions												233,890,000
8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument						November 19, 2019
Debt Instrument, Face Amount																	$ 4,125,000	$ 27,500,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Maturity Date						Dec. 31, 2024
Debt Instrument, Frequency of Periodic Payment						Interest on the 2024 Notes is payable on the last day of February, May, August and November of each year
Debt Instrument, Date of First Required Payment						Feb. 29, 2020
Notes Payable, Fair Value Disclosure						$ 89,020,000
Long-Term Debt						$ 90,365,000
8.00% Senior Unsecured Notes Due 2024 [Member] | Twelve Vessels [Member]
Line of Credit Facility [Line Items]
Payments for advances									$ 233,890,000
Net proceeds from issuance									$ 35,000,000
Debt Instrument Description						On July 18, 2022, the 2024 Notes were fully repaid by the Company using a portion of the net proceeds from the private placement of $350,000 aggregate principal amount of its 2027 USPP Notes, pursuant to a note purchase agreement, dated June 14, 2022.
9.875 % First Priority Secured Notes Due 2022 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Repurchased Face Amount		$ 46,000,000											$ 15,287	$ 233,436,000
Issuance date of debt instrument						October 31, 2017
Debt Instrument, Face Amount						$ 360,000,000
Debt Instrument, Interest Rate, Stated Percentage						9.875%
Debt Instrument, Maturity Date						Nov. 15, 2022
Debt Instrument, Frequency of Periodic Payment						Interest on the 2022 Notes was payable semi-annually on May 15 and November 15 of each year
Debt Instrument, Date of First Required Payment						May 15, 2018
Debt Instrument, Redemption Price, Percentage													98.98%	102.469%
Proceeds from Issuance of Secured Debt											$ 356,400,000
Number of vessels secured to notes													16
Number of vessels owned													16
Debt Instrument, Repurchase Amount		$ 48,271,000												$ 239,200,000
Debt Instrument, Repurchase Price Percentage		104.938%
Gain (Loss) on Extinguishment of Debt								10,642,000
Tranche A E F [Member] | $64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn down						$ 32,100,000
Drawn down date						April 2021
Maturity date						April 2025
Tranches B and D [Member] | $64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn down						$ 21,400,000
Drawn down date						May 2021
Maturity date						May 2025
Tranche C [Member] | $64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount drawn down						$ 10,700,000
Drawn down date						July 2021
Maturity date						July 2025
On or after December 31, 2021 and prior to December 31, 2022 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage						102.00%
On or after December 31, 2022 and prior to December 31, 2023 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage						101.00%
On or after December 31, 2023 and prior to maturity [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
Redeemed Notes [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Repurchased Face Amount			$ 28,500,000
Debt Instrument, Redemption Price, Percentage			102.00%
Loss of partial redemption amount						$ 570,000
Eight Instalments [Member] | $54.0 Million Sale and Leaseback agreement – CMBFL [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Number of Repayment Installments						8
Sale Leaseback Transaction, Quarterly Rental Payments						$ 2,025,000
Twenty Instalments [Member] | $54.0 Million Sale and Leaseback agreement – CMBFL [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Number of Repayment Installments						20
Sale Leaseback Transaction, Quarterly Rental Payments						$ 891,000
Fifteen Instalments [Member] | $14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Number of Repayment Installments						15
Sale Leaseback Transaction, Quarterly Rental Payments						$ 793,870
Four Instalments [Member] | $14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Number of Repayment Installments						4
Sale Leaseback Transaction, Quarterly Rental Payments						$ 469,120
$60.0 Million E.SUN, MICB, Cathay,Taishin Credit Facility (b)[Member]
Line of Credit Facility [Line Items]
Loan margin percentage						2.75%
Outstanding amount						$ 55,500,000						0
Issuance date of debt instrument						December 30, 2021
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Fees and related costs deferred						$ 1,180,000
$60.0 Million E.SUN, MICB, Cathay,Taishin Credit Facility (b)[Member] | Eight Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						8
Line of Credit Facility, Periodic Payment						$ 4,500,000
$60.0 Million E.SUN, MICB, Cathay,Taishin Credit Facility (b)[Member] | Ten Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						10
Line of Credit Facility, Periodic Payment						$ 2,400,000
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope						in order to refinance that existing facility
Outstanding amount						$ 0
Issuance date of debt instrument						September 19, 2019
Repayments of Debt	$ 26,205,000											12,295,000
Fees on repayments of debt	$ 3,968,000											1,618,000
Repayment installments						1
Amount drawn down						$ 38,500,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 38,500,000
Drawn down date						September 23, 2019
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Line of Credit Facility, Expiration Date						Sep. 24, 2024
$12.0 Million Sinopac Capital International Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						3.25%
Description of Scope						partially used to fully refinance the Hayfin Credit Facility.
Line of Credit Facility, Frequency of Payments						quarterly
Outstanding amount						$ 10,740,000
Issuance date of debt instrument						August 27, 2021
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 420,000
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Amount drawn down						$ 12,000,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 12,000,000
Drawn down date						September 2021
Maturity date						September 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 3,600,000
Fees and related costs deferred												252,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						3.25%
Description of Scope						to finance the acquisition of the Twelve Vessels
Outstanding amount						$ 116,000,000
Issuance date of debt instrument						July 6, 2021
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Amount drawn down						$ 140,000,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 140,000,000
Drawn down date						July 2021
Maturity date						July 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 35,600,000
Fees and related costs deferred												2,852,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | First Six Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						6
Line of Credit Facility, Periodic Payment						$ 8,000,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Next Eight Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						8
Line of Credit Facility, Periodic Payment						$ 5,400,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Last Six Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						6
Line of Credit Facility, Periodic Payment						$ 2,200,000
$51.7 Million Deutsche Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						3.25%
Description of Scope						n order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527.
Line of Credit Facility, Frequency of Payments						quarterly
Outstanding amount						$ 47,020,000
Issuance date of debt instrument						May 6, 2021
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 1,162,450
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Line of Credit Facility, Maximum Borrowing Capacity						$ 51,670,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 28,421,000
Fees and related costs deferred												777,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						3.50%
Description of Scope						in order to finance the acquisition of six out of the Seven Vessels
Outstanding amount						$ 48,819,000
Issuance date of debt instrument						April 15, 2021
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Line of Credit Facility, Maximum Borrowing Capacity						$ 64,200,000
Fees and related costs deferred												1,386,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						16
Line of Credit Facility, Periodic Payment						$ 668,750
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						2.75%
Description of Scope						in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,648.
Line of Credit Facility, Frequency of Payments						quarterly
Outstanding amount						$ 46,600,000
Issuance date of debt instrument						April 13, 2021
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 1,275,000
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Line of Credit Facility, Maximum Borrowing Capacity						$ 51,700,000
Maturity date						April 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 26,200,000
Fees and related costs deferred												984,000
$236.2 Million Senior secured loan facility with Hayfin Management, LLP [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						7.00%
Description of Scope						The proceeds from the New Hayfin Credit Facility, along with cash on hand, were used to optionally redeem in full the outstanding 2022 Notes on January 20, 2021
Line of Credit Facility, Frequency of Payments						quarterly
Outstanding amount						$ 0
Issuance date of debt instrument						January 7, 2021
Repayments of Debt							$ 197,569,000	$ 5,831,000
Fees on repayments of debt							$ 11,229,000
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 6,560,000
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Line of Credit Facility, Maximum Borrowing Capacity						$ 236,200,000
Drawn down date						January 19, 2021
Maturity date						January 2026
Line of Credit Facility, Collateral						The New Hayfin Credit Facility is secured by, among other things, first priority ship mortgages over 21 of the Company’s vessels, assignments of earnings and insurances of the mortgaged vessels, pledges over certain bank accounts, as well as share pledges over the equity interests of each mortgaged vessel-owning subsidiary.
Fees and related costs deferred												4,049,000
$9.0 Million Chailease Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						4.20%
Description of Scope						was used for the refinance of DVB Credit Facility
Outstanding amount						$ 4,788,000
Issuance date of debt instrument						February 26, 2020
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Line of Credit Facility, Maximum Borrowing Capacity						$ 9,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 1,314,000
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						monthly
Line of Credit Facility, Periodic Payment						$ 156,000
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						monthly
Line of Credit Facility, Periodic Payment						$ 86,000
New Syndicated Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						140,000,000
At Market Issuance Sales Agreement [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Notes Payable, Fair Value Disclosure						$ 85,895,000
Fees and related costs deferred												434,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan margin percentage					3.00%
Description of Scope						in order to refinance existing credit facilities that had a maturity date in December 2020, of an amount $224,310
Outstanding amount						$ 197,200,000
Issuance date of debt instrument						September 19, 2019
Line of Credit Facility, Interest Rate Description						LIBOR + 3.00
Number of loan tranches						2
Fees and related costs deferred						$ 1,066,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 5,200,000
Amount drawn down						$ 230,000,000
Drawn down date						September 24, 2019
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 126,000,000
Debt Instrument, Date of First Required Payment						Dec. 12, 2019
Line of Credit Facility, Expiration Date						Sep. 24, 2024
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 1,000,000
Line of Credit Facility, Interest Rate Description						SOFR plus a margin
Amount drawn down						$ 38,000,000
Drawn down date						February 10, 2020
Maturity date						December 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 18,000,000
$59.0 Million Hellenic Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						3.90%
Description of Scope						be used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi
Outstanding amount						$ 0
Issuance date of debt instrument						May 23, 2019
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Line of Credit Facility, Maximum Borrowing Capacity						$ 37,000,000
Prepayment date						June 24 2022
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 450,000
Amount drawn down						$ 13,000,000
Drawn down date						May 24, 2019
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 400,000
Amount drawn down						$ 12,000,000
Drawn down date						September 4, 2019
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 400,000
Amount drawn down						$ 12,000,000
Drawn down date						October 3, 2019
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Amended and restated loan agreement [Member]
Line of Credit Facility [Line Items]
Description of Scope						be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth
Line of Credit Facility, Frequency of Payments						quarterly
Repayment installments						20
Line of Credit Facility, Periodic Payment						$ 375,000
Amount drawn down						$ 22,000,000
Drawn down date						December 10, 2019
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 3,500,000
Number of loan tranches						2
Issuance date of debt instrument						Dec. 10, 2019
$120.0 Million - Four Sale and Leaseback agreements – CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Loan margin percentage						3.25%
Description of Scope						to finance the acquisition of the Four Vessels
Outstanding amount						$ 102,538
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Amount drawn down						$ 90,000,000
Drawn down date						September 30, 2021
Sale Leaseback Transaction, Date						August 26, 2021
Line of Credit Facility, Number of Repayment Installments						4
Finance Lease, Liability						$ 30,000,000
Amount drawn down										$ 30,000,000
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid						$ 7,000,000
Fees and related costs deferred												$ 1,920,000
$120.0 Million - Four Sale and Leaseback agreements – CMBFL Four Vessels [Member] | First Twelve Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Number of Repayment Installments						12
Sale Leaseback Transaction, Quarterly Rental Payments						$ 1,587,500
$120.0 Million - Four Sale and Leaseback agreements – CMBFL Four Vessels [Member] | Next Twelve Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Number of Repayment Installments						12
Sale Leaseback Transaction, Quarterly Rental Payments						$ 329,200
2027 USPP Notes (a) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Issuance Date						Jun. 16, 2022
Debt Instrument, Repurchased Face Amount						$ 350,000,000
Debt Instrument, Description of Variable Rate Basis						Interpolated interest rate 2.84% plus a margin
Loan margin percentage						2.85%
Description of Scope						for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were, or are expected to be, used for general corporate purposes.
Line of Credit Facility, Frequency of Payments						An amount equal to 15% per annum of the original principal balance of each Note shall be paid in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027.
Debt Instrument, Collateral						20 identified vessels
Outstanding amount						$ 350,000,000
Fees and related costs deferred						$ 7,359,000